Sensitivity analysis - Interest rates (Details) - Interest rate risk BRL in Thousands	Dec. 31, 2017 BRL
Possible
Sensitivity analysis
Percentage of appreciation	25.00%
Percentage of depreciation	(25.00%)
Possible | Loans and Financing | LIBOR
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	BRL 462
Change in fair value of financial liabilities due to depreciation of market risk indicator	(462)
Possible | Loans and Financing | Currency basket
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	468
Change in fair value of financial liabilities due to depreciation of market risk indicator	(468)
Possible | Loans and Financing | TJLP
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	3,054
Change in fair value of financial liabilities due to depreciation of market risk indicator	(3,054)
Possible | Loans and Financing | CDI
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	4,869
Change in fair value of financial liabilities due to depreciation of market risk indicator	(4,869)
Possible | Loans and Financing | IPCA
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	61
Change in fair value of financial liabilities due to depreciation of market risk indicator	61
Possible | Derivative financial liabilities | CDI
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	15,006
Change in fair value of financial liabilities due to depreciation of market risk indicator	(15,006)
Possible | Derivative financial liabilities | IPCA
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	251,947
Change in fair value of financial liabilities due to depreciation of market risk indicator	(251,947)
Possible | Marketable securities | CDI
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	9,824
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (9,824)
Remote
Sensitivity analysis
Percentage of appreciation	50.00%
Percentage of depreciation	(50.00%)
Remote | Loans and Financing | LIBOR
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	BRL 925
Change in fair value of financial liabilities due to depreciation of market risk indicator	(925)
Remote | Loans and Financing | Currency basket
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	945
Change in fair value of financial liabilities due to depreciation of market risk indicator	(945)
Remote | Loans and Financing | TJLP
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	6,065
Change in fair value of financial liabilities due to depreciation of market risk indicator	(6,065)
Remote | Loans and Financing | CDI
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	9,655
Change in fair value of financial liabilities due to depreciation of market risk indicator	(9,655)
Remote | Loans and Financing | IPCA
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	121
Change in fair value of financial liabilities due to depreciation of market risk indicator	121
Remote | Derivative financial liabilities | CDI
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	29,127
Change in fair value of financial liabilities due to depreciation of market risk indicator	(29,127)
Remote | Derivative financial liabilities | IPCA
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	503,919
Change in fair value of financial liabilities due to depreciation of market risk indicator	(503,919)
Remote | Marketable securities | CDI
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	19,531
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (19,531)